SCHEDULE OF EXPENSES FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Tax:
PRC	$ 406,791	$ 23,520
Outside of PRC
Income tax expense	$ 406,791	$ 23,520